Segmented information - Results of Operations and Assets for Segments (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Revenue
Revenue	$ 527,523	$ 343,638	$ 1,162,065	$ 808,539
Fuel, power and water purchased	154,464	68,099	407,914	195,200
Net revenue	373,059	275,539	754,151	613,339
Operating expenses	169,978	122,938	351,139	249,672
Administrative expenses (recovery)	18,226	17,885	33,765	34,719
Depreciation and amortization	98,161	75,667	195,600	154,547
Gain (loss) on foreign exchange	1,283	(24)	2,145	(4,694)
Operating income	85,411	59,073	171,502	179,095
Interest expense	(58,182)	(44,818)	(107,762)	(91,066)
Income from long-term investments	60,506	334,809	9,999	172,148
Other expenses	(7,028)	(29,168)	(18,007)	(33,357)
Earnings before income taxes	80,707	319,896	55,732	226,820
Property, plant and equipment	10,905,273		10,905,273		$ 8,241,838
Investments carried at fair value	1,929,128		1,929,128		1,839,212
Equity-method investees	264,251		264,251		186,452
Total assets	16,453,651		16,453,651		13,224,149
Capital expenditures	407,743	186,407	703,132	342,309
Revenue related to net hedging gains, not recognized as revenue from contract with customers	4,996	7,447	44,587	16,739
Revenue related to alternative revenue programs, not recognized as revenue from contract with customers	5,118	4,761	7,479	7,730
Regulated Services Group | Operating Segments
Revenue
Revenue	444,864	279,458	1,043,467	675,518
Fuel, power and water purchased	148,403	65,358	393,925	188,455
Net revenue	296,461	214,100	649,542	487,063
Operating expenses	144,774	105,067	297,910	213,434
Administrative expenses (recovery)	11,561	9,198	19,101	18,685
Depreciation and amortization	67,520	52,629	135,087	105,639
Gain (loss) on foreign exchange	0	0	0	0
Operating income	72,606	47,206	197,444	149,305
Interest expense	(27,114)	(24,097)	(51,415)	(48,937)
Income from long-term investments	9,695	2,962	10,869	5,610
Other expenses	(4,155)	(19,695)	(12,646)	(24,692)
Earnings before income taxes	51,032	6,376	144,252	81,286
Property, plant and equipment	7,110,770		7,110,770		5,757,532
Investments carried at fair value	2,499		2,499		0
Equity-method investees	11,548		11,548		74,673
Total assets	10,148,986		10,148,986		8,528,415
Capital expenditures	341,431	157,641	553,950	297,273
Renewable Energy Group | Operating Segments
Revenue
Revenue	82,262	64,180	117,815	133,021
Fuel, power and water purchased	6,061	2,741	13,989	6,745
Net revenue	76,201	61,439	103,826	126,276
Operating expenses	25,204	17,871	53,229	36,238
Administrative expenses (recovery)	7,303	8,052	13,486	14,258
Depreciation and amortization	30,369	22,803	59,947	48,431
Gain (loss) on foreign exchange	0	0	0	0
Operating income	13,325	12,713	(22,836)	27,349
Interest expense	(20,452)	(13,618)	(36,745)	(28,097)
Income from long-term investments	25,988	23,839	48,405	47,605
Other expenses	(2,778)	(883)	(3,654)	(49)
Earnings before income taxes	16,083	22,051	(14,830)	46,808
Property, plant and equipment	3,763,057		3,763,057		2,451,706
Investments carried at fair value	1,926,629		1,926,629		1,839,212
Equity-method investees	252,703		252,703		110,414
Total assets	6,187,072		6,187,072		4,586,878
Capital expenditures	66,312	28,766	149,182	45,036
Corporate | Corporate, Non-Segment
Revenue
Revenue	397	0	783	0
Fuel, power and water purchased	0	0	0	0
Net revenue	397	0	783	0
Operating expenses	0	0	0	0
Administrative expenses (recovery)	(638)	635	1,178	1,776
Depreciation and amortization	272	235	566	477
Gain (loss) on foreign exchange	1,283	(24)	2,145	(4,694)
Operating income	(520)	(846)	(3,106)	2,441
Interest expense	(10,616)	(7,103)	(19,602)	(14,032)
Income from long-term investments	24,823	308,008	(49,275)	118,933
Other expenses	(95)	(8,590)	(1,707)	(8,616)
Earnings before income taxes	13,592	291,469	(73,690)	98,726
Property, plant and equipment	31,446		31,446		32,600
Investments carried at fair value	0		0		0
Equity-method investees	0		0		1,365
Total assets	117,593		117,593		$ 108,856
Capital expenditures	$ 0	$ 0	$ 0	$ 0